Annual Total Returns - Franklin MicroCap Value Fund [BarChart] - Franklin Value Investors Trust-32 - Franklin MicroCap Value Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(0.14%)
Annual Return 2012	20.54%
Annual Return 2013	35.67%
Annual Return 2014	(3.77%)
Annual Return 2015	(7.33%)
Annual Return 2016	28.86%
Annual Return 2017	8.22%
Annual Return 2018	(17.73%)
Annual Return 2019	18.16%
Annual Return 2020	3.54%